Derivatives and hedging (Schedule of Losses Reclassified From Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amounts reclassified from accumulated other comprehensive loss	$ (6,227)	$ (217)	$ 4,085
Cost of Sales [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amounts reclassified from accumulated other comprehensive loss	(425)	(15)	336
Research and Development Expense [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amounts reclassified from accumulated other comprehensive loss	(3,788)	(142)	2,015
Selling and Marketing Expense [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amounts reclassified from accumulated other comprehensive loss	(984)	(25)	826
General and Administrative Expense [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amounts reclassified from accumulated other comprehensive loss	$ (1,030)	$ (35)	$ 908